Total Income Before Income Taxes and Provision for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income (loss) before income taxes
Income (loss) before income taxes, United States	$ (130.6)	$ (19.9)	$ 28.4
Income (loss) before income taxes, Foreign	71.8	165.4	191.0
Income (loss) before income taxes	(58.8)	145.5	219.4
Provision for income taxes, Current, United States	1.0	2.1	8.0
Provision for income taxes, Current, Foreign	42.2	59.4	63.0
Provision for income taxes, Current, State and local	0.3	1.0	(0.2)
Provision for income taxes, Current, Total	43.5	62.5	70.8
Provision for income taxes, Deferred , Foreign	0.9	23.7	28.5
Provision for income taxes	$ 44.4	$ 86.2	$ 99.3